LOSS PER SHARE (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Profit or loss [abstract]
Weighted average shares outstanding, Diluted	$ (38,627)	$ (6,767)	$ (75,339)
Weighted average shares outstanding, Diluted	9,248	1,183	968
Loss per share, Basic	$ (4.18)	$ (5.72)	$ (77.83)
Loss per share, Diluted	$ (4.18)	$ (5.72)	$ (77.83)